Offerings - Offering: 2	May 27, 2026 USD ($) share
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | share	389,569
Proposed Maximum Offering Price per Unit	8.7046
Maximum Aggregate Offering Price	$ 3,391,042.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 468.31
Offering Note	Pursuant to Rule 457(c) promulgated under the Securities Act of 1933, as amended (the “Securities Act”) and solely for the purpose of calculating the registration fee, the proposed maximum offering price per unit is the average of the high and low prices of the shares of Common Stock as reported on The Nasdaq Capital Market on May 20, 2026 ($8.7046) (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission, in accordance with Rule 457(c) under the Securities Act).